Note 14 - Related Party Transactions	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Disclosure of related party [text block]
14.	Related party transactions:

The Bank’s related parties include members of the Board of Directors and Senior Executive Officers represented as key management personnel and significant minority shareholders. At April 30, 2025, amounts due from these related parties totaled $1.5 million ( October 31, 2024 - $1.5 million) and an amount due from a corporation controlled by key management personnel totaled $5.5 million ( October 31, 2024 - $7.1 million). The interest rates charged on loans and advances to related parties are based on mutually agreed-upon terms. Interest income earned on the above loans for the three and six months ended April 30, 2025, was $39,000 ( April 30, 2024 - $40,000) and $80,000 ( April 30, 2024 - $81,000). As at April 30, 2025, there were no provisions for credit losses associated with loans issued to key management personnel ( October 31, 2024 - $nil), and all loans issued to key management personnel were current.